Other non-current receivables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other non-current receivables
11	Other non-current receivables

Other non-current receivables consist of the following:

	31/12/18	31/12/17	01/01/17
Security deposits for lease contracts	3,984	641	852
Receivable from extraordinary disposal	549	761	986
Other	—	—	299

Total	4,533	1,402	2,137

The receivable from extraordinary disposal is the long-term portion of receivables derived from the sale of the security and doorkeeping services branch to a third-party which occurred in 2014.